Segment Information	12 Months Ended
May 31, 2023
Segment Reporting [Abstract]
Segment Information
21.	SEGMENT INFORMATION
The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. For the year ended May 31, 2021, the Group previously identified seven
operating segments, including (i) K-12 AST, test preparation, and other courses,
(ii) primary and secondary school education, (iii) online education, (iv) content development and distribution, (v) pre-school education,
(vi) overseas study consulting services, and (vii) study tour. For the year ended May 31, 2022, as a result of the changes in the regulatory environment, the Group reduced its operating segments from seven to four. Those include (i) educational services and test preparation courses, which was formerly named as “K-12 AST, test preparation, and other courses,” (ii) online education and other services, which was formerly named as “online education,” (iii) overseas study consulting services, and (iv) educational materials and distribution, which was formerly named as “content development and distribution.” Primary and secondary school education, pre-school education and study tour were no longer reviewed separately by the Group’s CODM and thus, no longer considered as operating segments. Those were aggregated as others for the year ended
May 31, 2022. For the year ended May 31, 2023, the Group renamed the segment of online education and other services to private label products and livestreaming e-commerce and other services. The Group identified educational services and test preparation courses, private label products and livestreaming e-commerce and other services, and overseas study consulting services as three reportable segments. Educational materials and distribution individually did not exceed the

10
% quantitative threshold and as a result, was included in others below.
The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC.
The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating cost and expenses, and operating income. Net revenues, operating cost and expenses, operating income, and total assets by segment are as follows:
For the year ended May
 31, 2021

	Educational services and test preparation courses	Private label products and livestreaming e-commerce and other services	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	3,667,270	210,591	278,594	120,084	4,276,539
Operating cost and expenses:
Cost of revenues	(1,680,779)	(145,428)	(127,841)	(82,827)	(2,036,875)
Selling and marketing	(326,708)	(175,092)	(61,259)	(25,346)	(588,405)
General and administrative	(955,211)	(124,897)	(60,580)	(69,524)	(1,210,212)
Unallocated corporate expenses	—	—	—	—	(323,781)

Total operating cost and expenses	(2,962,698)	(445,417)	(249,680)	(177,697)	(4,159,273)
Operating income/(loss)	704,572	(234,826)	28,914	(57,613)	117,266
Segment assets	4,380,247	516,488	477,568	281,579	5,655,882
Unallocated corporate assets	—	—	—	—	4,495,171

Total assets	4,380,247	516,488	477,568	281,579	10,151,053

For the year ended May
 31, 2022

	Educational services and test preparation courses	Private label products and livestreaming e-commerce and other services	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	2,535,318	136,705	325,901	107,322	3,105,246
Operating cost and expenses:
Cost of revenues	(1,442,156)	(68,732)	(165,673)	(77,730)	(1,754,291)
Selling and marketing	(273,344)	(79,428)	(72,847)	(30,494)	(456,113)
General and administrative	(1,308,742)	(72,361)	(61,258)	(63,859)	(1,506,220)
Unallocated corporate expenses	—	—	—	—	(371,135)

Total operating cost and expenses	(3,024,242)	(220,521)	(299,778)	(172,083)	(4,087,759)
Operating (loss)/income	(488,924)	(83,816)	26,123	(64,761)	(982,513)
Segment assets	2,227,184	313,258	177,821	4,381	2,722,644
Unallocated corporate assets	—	—	—	—	3,312,022

Total assets	2,227,184	313,258	177,821	4,381	6,034,666

For the year ended May
 31, 2023

	Educational services and test preparation courses	Private label products and livestreaming e-commerce and other services	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	1,825,212	647,161	354,764	170,623	2,997,760
Operating cost and expenses:
Cost of revenues	(773,989)	(364,645)	(179,284)	(91,520)	(1,409,438)
Selling and marketing	(217,915)	(89,302)	(80,528)	(45,657)	(433,402)
General and administrative	(503,345)	(50,658)	(61,861)	(65,725)	(681,589)
Unallocated corporate expenses	—	—	—	—	(283,285)

Total operating cost and expenses	(1,495,249)	(504,605)	(321,673)	(202,902)	(2,807,714)
Operating income/(loss)	329,963	142,556	33,091	(32,279)	190,046
Segment assets	1,703,762	307,167	109,422	149,017	2,269,368
Unallocated corporate assets	—	—	—	—	4,123,090

Total assets	1,703,762	307,167	109,422	149,017	6,392,458